Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative assets recorded at fair value
Derivative assets recorded at fair value in an asset position as well as their classification on the unaudited condensed consolidated balance sheets as of June 30, 2024, December 31, 2023, and July 2, 2023:

	Derivative Assets
(Amounts in thousands)	June 30, 2024	December 31, 2023	July 2, 2023
Derivatives Not Designated as Hedging Instruments
Interest rate swap agreements — prepaid expenses and other current assets	$—	$3,156	$3,631
Interest rate swap agreements — other assets, net	—	2,262	3,984
	$—	$5,418	$7,615

Schedule of derivative liabilities recorded at fair value
Derivative liabilities recorded at fair value in the unaudited condensed consolidated balance sheets as of June 30, 2024, December 31, 2023, and July 2, 2023:

	Derivative Liabilities
(Amounts in thousands)	June 30, 2024	December 31, 2023	July 2, 2023
Derivatives Not Designated as Hedging Instruments
Interest rate swap agreements — other accrued liabilities	$—	$4,047	$4,535
Interest rate swap agreements — other long-term liabilities	—	3,302	5,382
	$—	$7,349	$9,917

Schedule of gains and losses before taxes on derivatives designated as hedging instruments
Gains and losses before taxes on derivatives designated as hedging instruments that were recognized in “Interest expense, net” in the condensed consolidated statements of operations for the three and six months ended June 30, 2024, and July 2, 2023, were as follows:
Three Months Ended June 30, 2024 and July 2, 2023

	Gain (Loss) Recognized in AOCL		Gain (Loss) Reclassified from AOCL into Interest Expense, Net
(Amounts in thousands)	2024	2023	2024	2023
Interest rate swap agreements	$—	$—	$1,356	$792
Total	$—	$—	$1,356	$792
Six Months Ended June 30, 2024 and July 2, 2023

	Gain (Loss) Recognized in AOCL		Gain (Loss) Reclassified from AOCL into Interest Expense, Net
(Amounts in thousands)	2024	2023	2024	2023
Interest rate swap agreements	$—	$—	$2,162	$1,579
Total	$—	$—	$2,162	$1,579